Shareholder Fees - Retail - Vanguard Multi-Sector Income Bond Fund	Oct. 12, 2021 USD ($)
Admiral Shares
Shareholder Fees:
Sales Charge (Load) Imposed on Purchases	none
Purchase Fee	none
Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none
Account Service Fee Per Year (for certain fund account balances below $10,000)	$ 20
Investor Shares
Shareholder Fees:
Sales Charge (Load) Imposed on Purchases	none
Purchase Fee	none
Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none
Account Service Fee Per Year (for certain fund account balances below $10,000)	$ 20